Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Schedule of Trade and other receivables

	2020	2019
	$	$

Trade receivables	6,446	1,993
Interest receivable	17	25
Tax receivables	774	853
Other receivables	194	254
Total trade and other receivables	7,431	3,125